Fixed assets - Property, plant and equipment - Net book value reconciliation - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Net book value of property, plant and equipment in the opening balance	€ 28,423	€ 27,693	€ 26,665
IFRS 16 transition impact (1)		(574)
Net book value of property, plant and equipment - including IFRS 16 transition impact	28,423	27,119	26,665
Financed assets	5,848	6,181	5,883
Impact of changes in the scope of consolidation	0	(52)	63
Disposals and retirements	(154)	(164)	(44)
Depreciation and amortization, property, plant and equipment	(4,880)	(4,838)	(4,791)
Impairment	(6)	(15)	(39)
Translation adjustment	(319)	115	(27)
Reclassifications and other items	164	78	(17)
Net book value of property, plant and equipment in the closing balance	29,075	28,423	27,693
Finance leases [member]
Reconciliation of changes in property, plant and equipment [abstract]
Financed assets		144	136
Financed assets [member]
Reconciliation of changes in property, plant and equipment [abstract]
Financed assets	241	144
Depreciation and amortization, property, plant and equipment	(55)	(14)
Fixed assets [member]
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation and amortization, property, plant and equipment	€ (4,825)	€ (4,824)	€ (4,791)